Credit Risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£) MortgageLoan Clients	Dec. 31, 2016 GBP (£) MortgageLoan
Disclosure of internal credit grades [line items]
Commercial Real Estate portfolio	£ 199,482,000,000	£ 199,733,000,000
Advances and flexible mortgage drawdowns	£ 1,300,000,000	£ 1,200,000,000
Loan to income multiple of mortgage lending	3.16	3.16
Other mortgages on the balance sheet had been modified	£ 4,700,000,000	£ 5,100,000,000
Average loan to value	33.00%	35.00%
Percentage of accounts which made contractual payments	95.00%	94.00%
Average retail loan size	£ 12,500,000,000	£ 12,000,000,000
NPL ratio	1.21%	1.37%
Average unsecured loan	£ 9,300,000,000	£ 9,400,000,000
Credit card balances	£ 1,200,000,000	1,300,000,000
Percenatage of reverse repos to exposure	100.00%
Cash collateral held against portfolio	£ 28,678,000,000	12,136,000,000
Past Due But Not Impaired [member]
Disclosure of internal credit grades [line items]
Commercial Real Estate portfolio	2,500,000,000	2,700,000,000
Past Due But Not Impaired [member] | Not Later Than One Month [member]
Disclosure of internal credit grades [line items]
Commercial Real Estate portfolio	100,000,000	100,000,000
Past Due But Not Impaired [member] | Later Than 1 Month and Not Later Than 2 Months [member]
Disclosure of internal credit grades [line items]
Commercial Real Estate portfolio	700,000,000	800,000,000
Past Due But Not Impaired [member] | Later Than 2 Months And Not Later Than 3 Months [member]
Disclosure of internal credit grades [line items]
Commercial Real Estate portfolio	400,000,000	500,000,000
Past Due But Not Impaired [member] | Greater Than 3 and Less Than 6 Months [member]
Disclosure of internal credit grades [line items]
Commercial Real Estate portfolio	700,000,000	700,000,000
Past Due But Not Impaired [member] | Later Than 6 Months [member]
Disclosure of internal credit grades [line items]
Commercial Real Estate portfolio	£ 600,000,000	£ 600,000,000
Average Retail Loan Size [member]
Disclosure of internal credit grades [line items]
NPL ratio	0.49%	0.47%
Legacy Portfolios in Run-Off [member]
Disclosure of internal credit grades [line items]
Percentage of collateral held against impaired loans	100.00%	100.00%
Cash collateral held against portfolio	£ 348,000,000	£ 457,000,000
Development Loans [member]
Disclosure of internal credit grades [line items]
Loan percentage	3.00%	2.00%
Commercial Real Estate [member]
Disclosure of internal credit grades [line items]
Commercial Real Estate portfolio	£ 8,144,000,000	£ 9,043,000,000
NPL ratio	100.00%	100.00%
Loan percentage	100.00%	100.00%
Average loan balance	£ 4,700,000	£ 4,800,000
Average loan percentage	10.00%	8.00%
Commercial Real Estate [member] | Pre Two Thousand Nine Loans [member]
Disclosure of internal credit grades [line items]
Loans written down	£ 380,000,000	£ 543,000,000
Commercial Real Estate [member] | Corporate Loans [member]
Disclosure of internal credit grades [line items]
Loan percentage	30.00%	33.00%
Commercial Real Estate [member] | Customer Loans [member]
Disclosure of internal credit grades [line items]
Loan percentage	4.00%	4.00%
Global Corporate Banking [member]
Disclosure of internal credit grades [line items]
Percentage of collateral held against impaired loans	0.00%	0.00%
Number of clients | Clients	20
Rate of derivative exposure with client	65.00%	69.00%
Weighted-average credit rating percent	7.20%	7.30%
Not Later Than 1 Year [member] | Commercial Real Estate [member]
Disclosure of internal credit grades [line items]
Commercial Real Estate portfolio	£ 1,090,000,000	£ 1,408,000,000
Loans and advances to customers with higher LTV ratio	£ 59,000,000	£ 161,000,000
Percentage of maximum acceptable LTV ratio	5.00%	11.00%
Later Than 90 Days [Member]
Disclosure of internal credit grades [line items]
Percentage of accounts which were in arrears	1.52%	1.57%
Non Performing Loans [member] | Not Later Than 1 Year [member] | Commercial Real Estate [member]
Disclosure of internal credit grades [line items]
Commercial Real Estate portfolio	£ 53,000,000	£ 149,000,000
Impairment loss allowance	27,000,000	31,000,000
Non-Performing [member]
Disclosure of internal credit grades [line items]
Increase in carrying value of mortgages classified as multiple forbearance	£ 123,000,000	£ 128,000,000
Commercial Banking [member]
Disclosure of internal credit grades [line items]
Percentage of collateral held against impaired loans	15.00%	42.00%
Credit Risk [member]
Disclosure of internal credit grades [line items]
Commercial Real Estate portfolio	£ 12,135,000,000	£ 12,037,000,000
Residential mortgage loans maximum size	2,000,000	2,000,000
Impairment of loan loss allowance	£ 223,000,000	£ 285,000,000
NPL ratio	1.00%	1.01%
Cash collateral held against portfolio	£ (2,900,000,000)	£ (2,500,000,000)
Credit Risk [member] | Global Corporate Banking [member]
Disclosure of internal credit grades [line items]
Commercial Real Estate portfolio	£ 6,037,000,000	£ 5,659,000,000
NPL ratio	5.63%	1.11%
Internal Remortgages [Member]
Disclosure of internal credit grades [line items]
Internal remortgages	£ 26,000,000,000	£ 18,100,000,000
Bottom of Range [member]
Disclosure of internal credit grades [line items]
Percentage of loan balance to implied market value	25.00%
Top of Range [member]
Disclosure of internal credit grades [line items]
NPL ratio	100.00%
Percentage of loan balance to implied market value	50.00%
Top of Range [member] | Credit Risk [member]
Disclosure of internal credit grades [line items]
NPL ratio		100.00%
Greater Than 2.0m [member] | Credit Risk [member]
Disclosure of internal credit grades [line items]
Number of individual mortgage loans | MortgageLoan	64	65
New business number of individual mortgage loans | MortgageLoan	13	13
Less Than 70% [member]
Disclosure of internal credit grades [line items]
Commercial Real Estate portfolio	£ 7,181,000,000	£ 7,886,000,000
Loan percentage	70.00%